Provisions	12 Months Ended
Jun. 30, 2021
Provisions
19. Provisions

19. Provisions

The Group is subject to claims, lawsuits and other legal proceedings in the ordinary course of business, including claims from clients where a third party seeks reimbursement or damages. The Group’s responsibility under such claims, lawsuits and legal proceedings cannot be estimated with certainty. From time to time, the status of each major issue is evaluated and its potential financial exposure is assessed. If the potential loss involved in the claim or proceeding is deemed probable and the amount may be reasonably estimated, a liability is recorded. The Group estimates the amount of such liability based on the available information and in accordance with the provisions of the IFRS. If additional information becomes available, the Group will make an evaluation of claims, lawsuits and other outstanding proceeding, and will revise its estimates.

The following table shows the movements in the Group’s provisions categorized by type:

	Legal claims (i)	Investments in associates and joint ventures (ii)	Site dismantling and remediation	Other provisions	Total
As of 06.30.19	3,587	13,006	514	3,794	20,901
Additions (i)	665	-	50	-	715
Share of los of associates	-	(11,206)	-	-	(11,206)
Incorporated by business combination	84	-	-	-	84
Recovery (i)	(65)	(1,516)	-	-	(1,581)
Used during the year	(978)	-	-	(272)	(1,250)
Inflation adjustment	(102)	-	-	-	(102)
Currency translation adjustment	556	(258)	108	299	705
As of 06.30.20	3,747	26	672	3,821	8,266
Additions (i)	92	-	28	(111)	9
Deconsolidation	(3,093)	-	(653)	(3,349)	(7,095)
Recovery (i)	(33)	(19)	-	-	(52)
Used during the year	(101)	-	-	(28)	(129)
Inflation adjustment	(114)	-	-	-	(114)
Currency translation adjustment	(244)	-	(47)	(333)	(624)
As of 06.30.21	254	7	-	-	261

	June 30, 2021	June 30, 2020
Non-Current	114	4,601
Current	147	3,665
Total	261	8,266

(i)	Additions and recoveries are included in “Other operating results, net”.
(ii)	Corresponds to the equity interest in Puerto Retiro in 2021 and 2020. Additions and recoveries are included in “Share of profit / (loss) of associates and joint ventures”.